United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-06554

           AllianceBernstein Americas Government Income Trust, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: November 30, 2003

                    Date of reporting period: May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
MULTI-SECTOR FIXED INCOME
--------------------------------------------------------------------------------

AllianceBernstein Americas Government Income Trust

Semi-Annual Report
May 31, 2003

                                [GRAPHIC OMITTED]

                                    [LOGO] ALLIANCEBERNSTEIN (SM) Investment
                                           Research and Management

                           Investment Products Offered
                          ---------------------------
                          o Are Not FDIC Insured
                          o May Lose Value
                          o Are Not Bank Guaranteed
                          ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                              ------------------

July 15, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Americas Government Income Trust (the "Fund") for the semi-annual reporting period ended May 31, 2003.

Investment Objective and Policies

This open-end fund seeks the highest level of current income, consistent with what we believe to be prudent investment risk that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada or Mexico, their political subdivisions (including Canadian Provinces but excluding states of the U.S.), agencies, instrumentalities or authorities.

Investment Results

The following table shows how the Fund performed over the six- and 12-month periods ended May 31, 2003. For comparison, we have included the Lehman Brothers
(LB) Aggregate Bond Index, a standard measure of the performance of the overall U.S. bond market. We have also included the performance of the Fund's benchmark, a composite index consisting of 50% LB Government Bond Index -- a broad measure of the performance of U.S. government bonds and 50% J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+) Latin only -- composed of dollar-denominated restructured sovereign bonds of emerging markets in Latin America.

INVESTMENT RESULTS*
Periods Ended May 31, 2003

                                                           --------------------
                                                                  Returns
                                                           --------------------
                                                           6 Months   12 Months
-------------------------------------------------------------------------------
AllianceBernstein Americas Government Income Trust
  Class A                                                    17.86%      23.86%
-------------------------------------------------------------------------------
  Class B                                                    17.47%      23.02%
-------------------------------------------------------------------------------
  Class C                                                    17.42%      22.95%
-------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                          6.29%      11.58%
-------------------------------------------------------------------------------
Lehman Brothers Government Bond Index                         6.70%      13.49%
-------------------------------------------------------------------------------
J.P. Morgan Emerging Markets Bond Index Plus Latin Only      27.60%      27.15%
-------------------------------------------------------------------------------
Composite:
50% LB Government Bond Index and 50% J.P. Morgan EMBI+
Latin Index                                                  16.80%      21.03%
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 1

------------------
SEMI-ANNUAL REPORT
------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. The unmanaged LB Government Bond Index is composed of the LB U.S. Treasury and Agency Bond Indices, the LB 1-3 Year Government Index and the LB 20+Year Treasury Index, and is a broad measure of the performance of U.S. government bonds. The unmanaged JPM EMBI+ Latin only is composed of dollar-denominated restructured sovereign bonds of emerging markets in Latin America; a large percentage of the index is made up of Brady Bonds. The Composite is a blend of both the LB Government Bond Index and the JPM EMBI+ Latin only, with a 50%/50% weighting. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Americas Government Income Trust.

      Additional investment results appear on page 5.

For the six- and 12-month periods ended May 31, 2003, the Fund outperformed the LB Aggregate Bond Index as well as the composite benchmark. During the six-month period, the Fund's exposure to dollar-denominated securities issued by Latin American governments added to its outperformance relative to the benchmark and composite.

As the U.S. dollar declined over the 12-month period, we took advantage of prospects of further weakening with advantageous trades versus the Canadian dollar and Mexican peso. We maintained the Fund's allocation to U.S. Treasury and agency securities. During the period under review, we modestly increased the Fund's allocation to Canadian sovereign debt, and maintained its allocation to Mexican peso-denominated securities.

Market Review and Investment Strategy

One of the biggest winners over the last six months has been the emerging market debt sector. For the six-month period, emerging markets, as measured by the JPM EMBI+, posted a positive return of 23.16%.

During the period, a series of factors impacted the U.S. economy, among them rising oil prices, war with Iraq, a heightened terror alert and an unusually harsh winter. Yields on the 30-year Treasury hit 40-year lows, and plunged still lower. Despite the U.S. Federal Reserve's accommodative monetary stance, fears of deflation began to surface during the first quarter of 2003. Canada also experienced poor results early in the period, which


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                              ------------------

were compounded later by the SARS scare. Nonetheless, at period-end, Canada reported surprisingly strong economic data that revealed relatively stable macroeconomic fundamentals. Mexico's ongoing recovery from the mistakes of the past two decades was rewarded in March with a positive outlook by Moody's, which cited the Finance Ministry's commitment to improved debt management.


--------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 3

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
May 31, 2003 (unaudited)

INCEPTION DATES                 PORTFOLIO STATISTICS
Class A Shares                  Net Assets ($mil): $2,188.7
3/27/92
Class B Shares
3/27/92
Class C Shares
5/3/93

COUNTRY BREAKDOWN
  46.8% United States
  20.7% Mexico
  13.4% Canada
   7.6% Brazil
   3.2% Colombia                                [PIE CHART OMITTED]
   2.3% Panama
   2.0% Peru
   1.8% Chile
   0.4% Guatemala
   0.4% Barbados
   0.2% Belize
   0.1% Costa Rica
   0.1% Dominican Republic

   1.0% Short-Term

All data as of May 31, 2003. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year          23.86%                       18.64%
                    5 Years          10.92%                        9.96%
                   10 Years           9.53%                        9.06%
                  SEC Yield*          5.23%
Class B Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year          23.02%                       20.02%
                    5 Years          10.05%                       10.05%
                   10 Years(a)        8.99%                        8.99%
                  SEC Yield*          4.76%
Class C Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year          22.95%                       21.95%
                    5 Years          10.10%                       10.10%
                   10 Years           8.66%                        8.66%
                  SEC Yield*          4.75%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                  Class A           Class B         Class C
--------------------------------------------------------------------------------
                     1 Year        21.04%            22.66%          24.58%
                    5 Years         9.69%             9.82%           9.87%
                   10 Years         8.82%             8.74%(a)        8.44%
            Since Inception**       9.19%             9.12%(a)        8.55%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The Fund invests a significant amount of its assets in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of political and economic uncertainties in foreign countries. These risks may be magnified for investments in emerging markets. To increase yield, the Fund can use leverage, a speculative technique, which may increase share price fluctuation. Price fluctuation may be caused by changes in the general level of interest rates or changes in bond quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.

* SEC yields are for the 30 days ended May 31, 2003.

** Inception: 3/27/92 Class A and Class B; 5/3/93 Class C.

(a) Assumes conversion of Class B shares into Class A shares after six years.


--------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 5

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)

                                                    Principal
                                                       Amount
                                                        (000)      U.S. $ Value
--------------------------------------------------------------------------------

GOVERNMENT/AGENCY
   OBLIGATIONS-120.0%
Barbados-0.5%
Government of Barbados
   7.25%, 12/15/21(a)
   (cost $9,440,040) ....................   US$        10,000   $    10,225,000
                                                                ---------------

Belize-0.3%
Government of Belize
   9.50%, 8/15/12(b)
   (cost $6,271,783) ....................               6,300         6,375,134
                                                                ---------------

Brazil-9.3%
Federal Republic of Brazil
   2.19%, 4/15/12(b) ....................               1,400         1,029,000
   8.00%, 4/15/14(b) ....................               1,619         1,443,286
   11.00%, 1/11/12(b) ...................               3,500         3,479,000
   11.00%, 8/17/40(b) ...................             106,554        98,828,835
   11.25%, 7/26/07(b) ...................               2,400         2,521,200
   11.50%, 3/12/08(b) ...................              87,000        90,480,000
   12.00%, 4/15/10(b) ...................               2,300         2,397,750
   14.50%, 10/15/09(b) ..................               2,300         2,648,450
                                                                ---------------

Total Brazilian Securities
   (cost $174,197,545) ..................                           202,827,521
                                                                ---------------

Canada-16.2%
Government of Canada
   3.50%, 6/01/05(b) ....................   CAD        47,010        34,594,917
   6.00%, 6/01/11(b) ....................              23,840        19,403,754
   8.00%, 6/01/27(b) ....................             122,975       126,959,960
   8.75%, 12/01/05(b) ...................              44,180        36,482,414
   10.25%, 3/15/14(b) ...................             126,210       137,138,197
                                                                ---------------

Total Canadian Securities
   (cost $292,667,731) ..................                           354,579,242
                                                                ---------------

Chile-2.1%
Bono BCO Cent Chile Peso
   8.00%, 9/01/07(b)
   (cost $44,742,793) ...................   CLP    30,600,000        46,732,199
                                                                ---------------

Colombia-3.9%
Republic of Colombia
   8.63%, 4/01/08(b) ....................   US$         5,000         5,407,500
   10.38%, 1/28/33(b) ...................              30,000        34,275,000
   10.50%, 7/09/10(b) ...................               2,850         3,260,400
   11.75%, 2/25/20(b) ...................              34,500        43,176,750
                                                                ---------------
Total Colombian Securities
   (cost $68,698,466) ...................                            86,119,650
                                                                ---------------


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                    Principal
                                                       Amount
                                                        (000)      U.S. $ Value
--------------------------------------------------------------------------------

Costa Rica-0.1%
Republic of Costa Rica
   8.05%, 1/31/13(a)
   (cost $3,000,000) ....................   US$         3,000   $     3,150,000
                                                                ---------------

Dominican Republic-0.1%
Dominican Republic
   9.50%, 9/27/06(a)
   (cost $1,513,332) ....................               1,450         1,428,250
                                                                ---------------

Guatemala-0.5%
Republic of Guatemala
   10.25%, 11/08/11(a)
   (cost $11,069,584) ...................              10,000        11,550,000
                                                                ---------------

Mexico-25.1%
Mexican Bonos
   9.00%, 12/24/09(b) ...................   MXP       231,347        23,190,571
   9.00%, 12/20/12(b) ...................             762,815        76,337,186
   9.50%, 3/08/07(b) ....................           1,028,658       107,411,163
   10.50%, 8/24/06(b) ...................             100,000        10,655,767
   10.50%, 7/14/11(b) ...................           1,776,990       193,355,719
   13.50%, 3/02/06(b) ...................             802,535        90,664,457
   14.50%, 5/12/05(b) ...................             420,341        46,527,632
                                                                ---------------

Total Mexican Securities
   (cost $517,104,758) ..................                           548,142,495
                                                                ---------------

Panama-2.8%
Republic of Panama
   9.38%, 7/23/12(b) ....................   US$        22,000        25,300,000
   10.75%, 5/15/20(b) ...................              30,000        36,825,000
                                                                ---------------

Total Panamanian Securities
   (cost $55,043,652) ...................                            62,125,000
                                                                ---------------

Peru-2.4%
Republic of Peru
   9.13%, 2/21/12(b) ....................              17,550        19,348,875
   9.88%, 2/06/15(b) ....................              29,250        33,564,375
                                                                ---------------

Total Peruvian Securities
   (cost $47,535,764) ...................                            52,913,250
                                                                ---------------


--------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 7

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                Contracts(c)/
                                                    Principal
                                                       Amount
                                                        (000)      U.S. $ Value
--------------------------------------------------------------------------------

United States-56.7%
Federal National Mortgage
   Association 30 Year TBA
   6.00%, 6/12/33 .......................   US$       250,000   $   259,687,500
   6.50%, 6/25/33 .......................               5,000         5,207,810
U.S. Treasury Bonds
   8.75%, 5/15/17 (b) ...................              50,000        76,113,300
   8.75%, 5/15/20 (b) ...................             100,000       155,875,000
   9.13%, 5/15/18 (b) ...................              50,000        78,914,100
   12.50%, 8/15/14 (b) ..................              90,000       140,076,630
   13.25%, 5/15/14 (b) ..................              54,000        85,552,038
U.S. Treasury Notes (TIPS)
   3.38%, 1/15/12 (b) ...................              69,968        79,720,407
   3.63%, 1/15/08 (b) ...................             120,765       135,388,811
U.S. Treasury Strips
   8.00%, 11/15/21 (b) ..................             350,000       147,448,000
   8.75%, 5/15/17 (b) ...................             140,000        77,326,060
                                                                ---------------

Total United States Securities
   (cost $1,104,801,733) ................                         1,241,309,656
                                                                ---------------

Total Government/Agency
   Obligations
   (cost $2,336,087,181) ................                         2,627,477,397
                                                                ---------------

CALL OPTION PURCHASED-0.0%(d)
Federal Republic of Brazil C-Bonds
   expiring Jun '03 @ $86.50
   (cost $71,791) .......................               3,263            97,244
                                                                ---------------

SHORT-TERM INVESTMENTS-1.3%
Repurchase Agreement-1.3%
Greenwich Capital
   1.30%, dated 5/30/03,
   due 6/02/03 in the
   amount of $27,700,000
   (cost $27,700,000;
   collateralized by $27,115,000
   FNMA, 5.125%, due 2/13/04,
   value $27,851,986) ...................              27,700        27,700,000
                                                                ---------------

Total Investments-121.3%
   (cost $2,363,858,972) ................                         2,655,274,641
Other assets less liabilities-(21.3%) ...                          (466,618,946)
                                                                ---------------

Net Assets-100% .........................                       $ 2,188,655,695
                                                                ===============


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

CALL OPTION WRITTEN (See Note D)

                                                Contracts(c)/
                                                        (000)      U.S. $ Value
--------------------------------------------------------------------------------
Federal Republic of Brazil C-Bonds
   expiring Jun '03 @ $88.125
   (premium received $52,212) ...........               3,263   $       (56,780)
                                                                ---------------

FORWARD EXCHANGE CURRENCY CONTRACTS (See Note D)

                                             U.S.$
                        Contract          Value on            U.S.$        Unrealized
                          Amount       Origination          Current     Appreciation/
                            (000)             Date            Value    (Depreciation)
-------------------------------------------------------------------------------------
Buy Contracts
Canadian Dollar,
  settling
  6/09/03-6/16/03         73,535      $ 52,779,812     $ 53,598,996     $    819,184
Mexican Peso,
  settling
  6/30/03-7/22/03        681,046        65,899,601       65,572,457         (327,144)
Sale Contracts
Canadian Dollar,
  settling
  6/09/03-6/16/03         60,027        43,126,175       43,754,728         (628,553)
Chilean Peso,
  settling 7/22/03    32,505,230        44,908,512       45,619,455         (710,943)
Mexican Peso,
  settling
  6/30/03-7/22/03      3,270,062       305,500,927      314,954,598       (9,453,671)
                                                                        ------------
                                                                        $(10,301,127)
                                                                        ------------

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, these securities amounted to $26,353,250 or 1.2% of net assets.

(b) Positions, or a portion thereof, with an aggregate market value of $2,300,771,583 have been segregated to collateralize forward exchange currency contracts.

(c)   One contract relates to principal amount of $1.

(d)   Non-income producing security.

      Glossary of terms:

      FNMA - Federal National Mortgage Association
      TBA - (To Be Assigned)-Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
      TIPS - Treasury Inflation Protected Security

      Currency Abbreviations:

      CAD  - Canadian Dollar
      CLP  - Chilean Peso
      MXP  - Mexican Peso
      US$  - United States Dollar

      See notes to financial statements.


--------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 9

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2003 (unaudited)

Assets
Investments in securities, at value (cost $2,363,858,972) ...   $ 2,655,274,641
Cash ........................................................           545,961
Foreign cash, at value (cost $8,697,532) ....................         8,879,017
Receivable for investment securities sold ...................        76,495,647
Interest receivable .........................................        43,021,387
Receivable for capital stock sold ...........................         4,597,680
                                                                ---------------
Total assets ................................................     2,788,814,333
                                                                ---------------
Liabilities
Outstanding call option written, at value
   (premium received $52,212) ...............................            56,780
Loan payable ................................................       250,000,000
Payable for investment securities purchased
   and foreign currency contracts ...........................       318,798,218
Payable for capital stock redeemed ..........................        12,349,419
Net unrealized depreciation of forward exchange currency
   contracts ................................................        10,301,127
Dividends payable ...........................................         4,819,347
Advisory fee payable ........................................         1,382,811
Loan interest payable .......................................           985,620
Distribution fee payable ....................................           432,275
Accrued expenses and other liabilities ......................         1,033,041
                                                                ---------------
Total liabilities ...........................................       600,158,638
                                                                ---------------
Net Assets ..................................................   $ 2,188,655,695
                                                                ===============
Composition of Net Assets
Capital stock, at par .......................................   $       281,950
Additional paid-in capital ..................................     2,277,665,989
Distributions in excess of net investment income ............       (22,057,780)
Accumulated net realized loss on investment
   and foreign currency transactions ........................      (349,423,864)
Net unrealized appreciation of investments
   and foreign currency denominated assets and liabilities ..       282,189,400
                                                                ---------------
                                                                 $ 2,188,655,695
                                                                ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($1,077,916,350/138,944,772 shares of capital stock
   issued and outstanding) ..................................             $7.76
Sales charge--4.25% of public offering price ................               .34
                                                                          -----
Maximum offering price ......................................             $8.10
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($795,992,735/102,566,432 shares of capital stock
   issued and outstanding) ..................................             $7.76
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($314,746,610/40,438,411 shares of capital stock
   issued and outstanding) ..................................             $7.78
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

Investment Income
Interest (net of foreign taxes withheld
   of $4,640) ..................................                   $ 97,981,068
Expenses
Advisory fee ...................................   $  7,448,327
Distribution fee--Class A ......................      1,497,151
Distribution fee--Class B ......................      3,773,723
Distribution fee--Class C ......................      1,441,314
Transfer agency ................................      1,431,260
Custodian ......................................        532,971
Printing .......................................        294,207
Audit and legal ................................         66,670
Administrative .................................         64,200
Registration ...................................         52,990
Directors' fees ................................          9,488
Miscellaneous ..................................         10,847
                                                   ------------
Total expenses before interest .................     16,623,148
Interest expense ...............................      2,440,342
                                                   ------------
Total expenses .................................     19,063,490
Less: expense offset arrangement
   (see Note B) ................................           (465)
                                                   ------------
Net expenses ...................................                     19,063,025
                                                                   ------------
Net investment income ..........................                     78,918,043
                                                                   ------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions .....................                      9,524,441
   Written options .............................                      1,271,599
   Foreign currency transactions ...............                    (32,537,238)
Net change in unrealized
appreciation/depreciation of:
   Investments .................................                    288,201,403
   Written options .............................                       (197,369)
   Foreign currency denominated assets
     and liabilities ...........................                     (9,510,316)
                                                                   ------------
Net gain on investment and foreign
   currency transactions .......................                    256,752,520
                                                                   ------------
Net Increase in Net Assets from
   Operations ..................................                   $335,670,563
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 11

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                             Six Months Ended     Year Ended
                                               May 31, 2003      November 30,
                                               (unaudited)           2002
                                             ================   ===============

Increase (Decrease) in Net Assets
from Operations
Net investment income ....................   $    78,918,043    $   161,587,780
Net realized gain (loss) on investment and
   foreign currency transactions .........       (21,741,198)         9,197,807
Net change in unrealized appreciation/
   depreciation of investments and foreign
   currency denominated assets and
   liabilities ...........................       278,493,718        (47,012,022)
                                             ---------------    ---------------
Net increase in net assets from
   operations ............................       335,670,563        123,773,565
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...............................       (41,102,515)       (83,785,147)
   Class B ...............................       (28,507,089)       (65,273,295)
   Class C ...............................       (10,855,441)       (23,442,285)
Tax Return of capital
   Class A ...............................                -0-        (8,313,030)
   Class B ...............................                -0-        (6,476,314)
   Class C ...............................                -0-        (2,325,907)
Capital Stock Transactions
Net decrease .............................       (31,647,069)      (178,108,502)
                                             ---------------    ---------------
Total increase (decrease) ................       223,558,449       (243,950,915)
Net Assets
Beginning of period ......................     1,965,097,246      2,209,048,161
                                             ---------------    ---------------
End of period ............................   $ 2,188,655,695    $ 1,965,097,246
                                             ===============    ===============

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                                         -----------------------
                                                         STATEMENT OF CASH FLOWS
                                                         -----------------------

STATEMENT OF CASH FLOWS
Six Months Ended May 31, 2003 (unaudited)


Increase (Decrease) in Cash from:
Operating Activities:
Interest received .........................   $    86,583,607
Interest paid .............................        (2,735,972)
Operating expenses paid ...................       (16,195,583)
                                              ---------------
Net increase in cash from operating
   activities .............................                      $  67,652,052
Investing Activities:
Purchases of long-term portfolio
   investments ............................    (2,019,442,251)
Proceeds from disposition of long-term
   portfolio investments ..................     2,001,515,585
Proceeds from sale of short-term portfolio
   investments, net .......................        59,800,000
                                              ---------------
Net increase in cash from investing
   activities .............................                         41,873,334
Financing Activities*:
Redemptions of capital stock, net .........       (24,053,021)
Cash dividends paid .......................       (80,109,890)
                                              ---------------
Net decrease in cash from financing
   activities .............................                       (104,162,911)
Effect of exchange rate on cash ...........                        (12,853,850)
                                                                 -------------
Net decrease in cash ......................                         (7,491,375)
Cash at beginning of period ...............                         16,916,353
                                                                 -------------
Cash at end of period .....................                      $   9,424,978
                                                                 =============
-------------------------------------------------------------------------------

Reconciliation of Net Increase in Net
Assets from Operations to Net Increase
in Cash from Operating Activities:
Net increase in net assets from
   operations .............................                      $ 335,670,563
Adjustments:
Increase in interest receivable ...........   $    (8,181,710)
Net realized gain on investment
   transactions ...........................        (9,524,441)
Net realized gain on written options ......        (1,271,599)
Net realized loss on foreign currency
   transactions ...........................        32,537,238
Net change in unrealized appreciation/
   depreciation of investments, written
   options and foreign currency
   denominated assets and liabilities .....      (278,493,718)
Accretion of bond discount and
   amortization of bond premium ...........        (3,215,751)
Decrease in interest payable ..............          (295,630)
Increase in accrued expenses and
   other liabilities ......................           427,100
                                              ---------------
                                                                   (268,018,511)
                                                                 -------------
Net Increase in Cash from Operating
   Activities .............................                      $  67,652,052
                                                                 =============

* Non-cash financing activities not included herein consist of reinvestment of dividends.

      See notes to financial statements.


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 13

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Americas Government Income Trust, Inc. (the "Fund"), formerly Alliance Americas Government Income Trust, Inc. was incorporated in the State of Maryland on February 3, 1992 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Asset and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income. Additionally, the Fund amortizes premium on debt securities as adjustments to interest income for financial reporting purposes only.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Repurchase Agreements

It is the Fund's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Fund may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of .65 of 1% of the average adjusted daily net assets of the Fund. Such fee is accrued daily and paid monthly.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Pursuant to the Advisory Agreement, the Fund paid the Adviser $64,200 representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $768,661 for the six months ended May 31, 2003.

For the six months ended May 31, 2003, the Fund's expenses were reduced by $465 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $65,165 from the sale of Class A shares and $13,621, $582,043 and $23,179 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2003.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $35,929,527 and $7,195,020 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2003, were as follows:

                                                  Purchases          Sales
                                                 ============     ============
Investment securities ....................       $455,691,075     $504,027,968
U.S. government securities ...............                 -0-              -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation .........................           $ 294,744,303
Gross unrealized depreciation .........................              (3,328,634)
                                                                  -------------
Net unrealized appreciation ...........................           $ 291,415,669
                                                                  =============

1. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Option Transactions

For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in written options for the six months ended May 31, 2003 were as follows:

                                                 Number of          Premium
                                                 Contracts          Received
                                               ==============    ==============

Options outstanding at
   November 30, 2002 .......................      387,300,000    $      922,685
Options written ............................    1,692,235,412           578,446
Options terminated in closing
   purchase transactions ...................      (16,747,176)         (239,140)
Options expired ............................   (2,059,525,000)       (1,209,779)
                                               --------------    --------------
Options outstanding at
   May 31, 2003 ............................        3,263,236    $       52,212
                                               --------------    --------------


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE E

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2003 will be determined at the end of the current fiscal year. Based on the operations of the Fund as of the semi-annual date, and its distribution policy, the Fund may have a non-taxable distribution at year end. At this time, the amount of this non-taxable distribution is not estimable. The tax character of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 were as follows:

                                                   2002            2001
                                               ============    ============

Distributions paid from:
   Ordinary income .......................     $172,500,727    $214,207,625
                                               ------------    ------------
Total taxable distributions ..............      172,500,727     214,207,625
Tax return of capital ....................       17,115,251              -0-
                                               ------------    ------------
Total distributions paid .................     $189,615,978    $214,207,625
                                               ------------    ------------

As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ..................        $(326,319,712)(a)
Unrealized appreciation/(depreciation) ................          (13,713,858)(b)
                                                               -------------
Total accumulated earnings/(deficit) ..................        $(340,033,570)
                                                               -------------

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $326,172,632, of which $42,670,032 expires in the year 2003, $39,497,109 expires in the year 2004, $24,477,091 expires in the year 2008, $206,928,807 expires in the year 2009 and $12,599,593 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. As of November 30, 2002, the Fund deferred tax straddle losses of $147,080.

(b) The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium and market discount.

NOTE F

Bank Borrowing

The Fund entered into a Revolving Credit Agreement with Deutsche Bank AG, New York Branch on June 4, 1998. The maximum credit available under the credit facility is $250,000,000 and requires no collateralization. The loan outstanding, under the Credit Agreement for the six months ended May 31, 2003 was $250,000,000 with a related weighted average interest rate at period end of 2.03% and a weighted average annualized interest rate of 1.83%. The $250,000,000 balance will mature on May 11, 2004. Interest payments on current borrowings are based on the European Euro margin plus the applicable European Euro rate. The Fund is also obligated to pay Deutsche Bank AG, New York Branch a facility fee computed at the rate of .10% per annum on the daily amount of the total commitment as in effect.


--------------------------------------------------------------------------------

20 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE G

Security Lending

The Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided that cash, liquid high-grade debt securities or bank letters of credit equal to at least 100% of the market values of the securities loaned is deposited and maintained by the borrower with the Fund.

The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income earned thereon and the Fund may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower who has delivered equivalent collateral. When such securities are borrowed against cash, the Fund agrees to pay the borrower of such securities a "rebate rate" for the use of the cash the borrower has pledged as collateral. As of May 31, 2003, the Fund had no outstanding security lending agreements.

NOTE H

Capital Stock

There are 9,000,000,000 shares of $0.001 par value capital stock authorized, divided into three classes, designated Class A, Class B, and Class C shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                   -----------------------------------   -----------------------------------
                                 Shares                                  Amount
                   -----------------------------------   -----------------------------------
                   Six Months Ended         Year Ended   Six Months Ended         Year Ended
                       May 31, 2003       November 30,       May 31, 2003       November 30,
                        (unaudited)               2002        (unaudited)               2002
                   -------------------------------------------------------------------------
Class A
Shares sold              30,110,342         48,951,042      $ 214,307,664      $ 337,222,989
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           2,349,516          5,688,032         16,861,449         39,215,571
--------------------------------------------------------------------------------------------
Shares converted
  from Class B            1,056,567          9,976,855          8,198,966         68,642,710
--------------------------------------------------------------------------------------------
Shares redeemed         (32,645,377)       (69,401,868)      (234,290,288)      (477,745,407)
--------------------------------------------------------------------------------------------
Net increase
  (decrease)                871,048         (4,785,939)     $   5,077,791      $ (32,664,137)
============================================================================================


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                   -----------------------------------   -----------------------------------
                                 Shares                                  Amount
                   -----------------------------------   -----------------------------------
                   Six Months Ended         Year Ended   Six Months Ended         Year Ended
                       May 31, 2003       November 30,       May 31, 2003       November 30,
                        (unaudited)               2002        (unaudited)               2002
                   -------------------------------------------------------------------------
Class B
Shares sold               9,547,556         30,870,456      $  68,121,339      $ 213,117,586
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           1,556,031          4,215,125         11,112,228         29,081,877
--------------------------------------------------------------------------------------------
Shares converted
  to Class A             (1,056,568)        (9,975,974)        (8,198,966)       (68,642,710)
--------------------------------------------------------------------------------------------
Shares redeemed         (15,391,237)       (42,851,229)      (109,356,943)      (294,529,545)
--------------------------------------------------------------------------------------------
Net decrease             (5,344,218)       (17,741,622)     $ (38,322,342)     $(120,972,792)
============================================================================================

Class C
Shares sold               3,865,021          9,952,547      $  27,799,668      $  68,984,390
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             636,245          1,697,005          4,597,221         11,736,602
--------------------------------------------------------------------------------------------
Shares redeemed          (4,300,560)       (15,272,975)       (30,799,407)      (105,192,565)
--------------------------------------------------------------------------------------------
Net increase
  (decrease)                200,706         (3,623,423)     $   1,597,482      $ (24,471,573)
============================================================================================

NOTE I

Concentration of Risk

Investing in securities of foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign governments and their markets may be less liquid and their prices more volatile than those of the United States government. The Fund may invest in the sovereign debt obligations of countries that are considered emerging market countries at the time of purchase. Therefore, the Fund is susceptible to governmental factors and economic and debt restructuring developments adversely affecting the economies of these emerging market countries. In addition, these debt obligations may be less liquid and subject to greater volatility than debt obligations of more developed countries.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  ------------------------------------------------------------------------------------------------
                                                                             Class A
                                  ------------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended                                   Year Ended November 30,
                                 May 31, 2003        -----------------------------------------------------------------------------
                                  (unaudited)               2002(a)           2001            2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........   $      6.86        $      7.07       $      7.55     $      7.28     $      7.59     $      8.02
                                  ------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) ......           .29                .56               .77             .75             .87             .87
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................           .90               (.11)             (.50)            .34            (.25)           (.33)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset
  value from operations .......          1.19                .45               .27            1.09             .62             .54
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........          (.29)              (.60)             (.75)           (.49)           (.64)           (.87)
Distributions in excess of
  net investment income .......            -0-                -0-               -0-             -0-           (.11)           (.07)
Tax return of capital .........            -0-              (.06)               -0-           (.33)           (.18)           (.03)
                                  ------------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............          (.29)              (.66)             (.75)           (.82)           (.93)           (.97)
                                  ------------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............   $      7.76        $      6.86       $      7.07     $      7.55     $      7.28     $      7.59
                                  ================================================================================================
Total Return
Total investment return based
  on net asset value(c)  ......         17.86%              6.69%             3.32%          15.80%           8.56%           7.14%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $ 1,077,916        $   947,300       $ 1,009,606     $   979,126     $   730,468     $   740,066
Ratio to average net assets of:
  Expenses ....................          1.50%(d)           1.57%             1.96%           2.26%           2.09%           2.04%
  Expenses, excluding
    interest expense ..........          1.27%(d)           1.28%             1.23%           1.33%           1.38%           1.36%
  Net investment income .......          8.11%(d)           8.19%            10.07%          10.03%          11.72%          11.17%
Portfolio turnover rate .......            21%               160%              315%            234%            158%            175%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  ------------------------------------------------------------------------------------------------
                                                                             Class B
                                  ------------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended                                   Year Ended November 30,
                                 May 31, 2003        -----------------------------------------------------------------------------
                                  (unaudited)               2002(a)           2001            2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........   $      6.86        $      7.07       $      7.58     $      7.31     $      7.61     $      8.02
                                  ------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) ......           .26                .51               .69             .69             .81             .81
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................           .91               (.11)             (.50)            .36            (.25)           (.32)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset
  value from operations .......          1.17                .40               .19            1.05             .56             .49
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........          (.27)              (.55)             (.70)           (.48)           (.59)           (.81)
Distributions in excess of
  net investment income .......            -0-                -0-               -0-             -0-           (.10)           (.06)
Tax return of capital .........            -0-              (.06)               -0-           (.30)           (.17)           (.03)
                                  ------------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............          (.27)              (.61)             (.70)           (.78)           (.86)           (.90)
                                  ------------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............   $      7.76        $      6.86       $      7.07     $      7.58     $      7.31     $      7.61
                                  ================================================================================================
Total Return
Total investment return based
  on net asset value(c)  ......         17.47%              5.92%             2.20%          14.99%           7.79%           6.46%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $   795,993        $   740,782       $   888,457     $   826,340     $ 1,011,395     $ 1,300,519
Ratio to average net assets of:
  Expenses ....................          2.22%(d)           2.28%             2.66%           2.93%           2.78%           2.75%
  Expenses, excluding
    interest expense ..........          1.98%(d)           2.00%             1.94%           2.03%           2.08%           2.07%
  Net investment income .......          7.38%(d)           7.47%             9.06%           9.37%          10.97%          10.44%
Portfolio turnover rate .......            21%               160%              315%            234%            158%            175%

See footnote summary on page 26.


--------------------------------------------------------------------------------

24 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  ------------------------------------------------------------------------------------------------
                                                                             Class C
                                  ------------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended                                   Year Ended November 30,
                                 May 31, 2003        -----------------------------------------------------------------------------
                                  (unaudited)               2002(a)           2001            2000            1999            1998
                                  ------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........   $      6.88        $      7.09       $      7.58     $      7.31     $      7.61     $      8.02
                                  ------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) ......           .30                .52               .71             .70             .81             .82
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................           .87               (.12)             (.50)            .35            (.25)           (.33)
                                  ------------------------------------------------------------------------------------------------
Net increase in net asset
  value from operations .......          1.17                .40               .21            1.05             .56             .49
                                  ------------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........          (.27)              (.55)             (.70)           (.47)           (.59)           (.82)
Distributions in excess of
  net investment income .......            -0-                -0-               -0-             -0-           (.10)           (.05)
Tax return of capital .........            -0-              (.06)               -0-           (.31)           (.17)           (.03)
                                  ------------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............          (.27)              (.61)             (.70)           (.78)           (.86)           (.90)
                                  ------------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............   $      7.78        $      6.88       $      7.09     $      7.58     $      7.31     $      7.61
                                  ================================================================================================
Total Return
Total investment return based
  on net asset value(c)  ......         17.42%              5.91%             2.48%          14.99%           7.79%           6.46%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $   314,747        $   277,015       $   310,985     $   267,646     $   258,696     $   276,073
Ratio to average net assets of:
  Expenses ....................          2.21%(d)           2.27%             2.65%           2.95%           2.78%           2.74%
  Expenses, excluding
    interest expense ..........          1.97%(d)           1.99%             1.93%           2.03%           2.08%           2.06%
  Net investment income .......          7.37%(d)           7.45%             9.34%           9.35%          10.98%          10.45%
Portfolio turnover rate .......            21%               160%              315%            234%            158%            175%

See footnote summary on page 26.


--------------------------------------------------------------------------------

                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $.04, decrease net realized and unrealized loss on investments per share by $.04 for Class A, B and C, respectively, and decrease the ratio of net investment income to average net assets from 8.83% to 8.19% for Class A, from 8.10% to 7.47% for Class B and from 8.09% to 7.45% for Class C. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
Paul J. DeNoon, Vice President
Sean Kelleher, Vice President
Ivan Rudolph-Shabinsky, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)   Member of the Audit Committee


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 27

---------------------------------
ALLIANCEBERNSTEIN FAMILY OF FUNDS
---------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST

AllianceBernstein Americas Government Income Trust
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN (SM) Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

NAGSR0503


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Americas Government Income Trust, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 29, 2003